Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:
12. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company has entered in the past into forward freight agreements ("FFA") and foreign currency forward contracts in order to manage risks associated with fluctuations in charter rates and foreign currencies, respectively. All of the Company's derivative transactions are entered into for risk management purposes.

Interest rate swaps, cap and floor agreements: As of December 31, 2013,  2014 and 2015, the Company had 27, 24 and 9 interest rate swaps outstanding of $2.9 billion, $2.4 billion and $288.4 million notional amount, respectively, maturing from May 2016 through July 2017.

Accumulated other comprehensive loss included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for vessels and drilling units under construction and acquisitions" amounting to $16,463, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2014 and 2015, the amounts of $550 and $466, respectively were reclassified into the consolidated statement of operations.

The fair value of the above mentioned agreement equates to the amount that would be paid by the Company if the agreement was transferred to a third party at the reporting date, taking into account current interest rates and creditworthiness of both the financial instrument counterparty and the Company.

The change in the fair value of such agreements which do not qualify for hedge accounting for the years ended December 31, 2013, 2014 and 2015, amounted to gains of $88,859, $29,304 and $10,848, respectively and is included in "Gain/ (Loss) on interest rate swaps" in the accompanying consolidated statement of operations.

As of December 31, 2014 and 2015, security deposits of $550 for the tankers Saga and Vilamoura and $727 as security deposits for derivatives for the vessels Belmar, Calida, Lipari and Petalidi, respectively were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the respective swap agreements as of the related dates.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Consolidated Balance Sheets:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014 Fair value	December 31, 2015 Fair value	Balance Sheet Location	December 31, 2014 Fair value	December 31, 2015 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$-	Financial instruments- current liabilities	$30,447	$2,604
Interest rate swaps	Financial instruments- non-current assets	11,086	411	Financial instruments- non-current liabilities	10,420	-

Total derivatives not designated as hedging instruments		$11,086	$411		$40,867	$2,604

Total derivatives		$11,086	$411	Total derivatives	$40,867	$2,604

During the years ended December 31, 2013, 2014 and 2015, the losses transferred from other comprehensive loss to the statement of operations were $550, $550 and $466, respectively. The estimated net amount of existing losses at December 31, 2015, that will be reclassified into earnings within the next twelve months related with cash flow hedges is $222.

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Interest rate swaps	Gain/(Loss) on interest rate swaps	$8,373	$(15,528)	$(11,601)

Total		$8,373	$(15,528)	$(11,601)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. Assets and liabilities held for sale are stated at fair value less cost to sell. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the 7.25% Ocean Rig Senior Unsecured Notes and 6.5% Drill Rigs Senior Secured Notes as at December 31, 2014, was approximately $380,000, and $666,000, respectively determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market).  The estimated fair value of the $1.9 billion Secured Term Loan B Facility and $1.3 billion Senior Secured Term Loan B Facility was approximately the same as their carrying value net of finance fees. For the aforementioned senior notes and term loans their carrying value net of financing fees as at December 31, 2014, was $492,214, $788,224, $1,825,671 and $1,266,341, respectively.

Following the deconsolidation of Ocean Rig on June 8, 2015, its long term debt is not consolidated in the Company's balance sheet as of December 31, 2015 and, consequently, additional disclosures for Ocean Rig's loans and notes for 2015 have not been included.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2014	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$11,086	$-	$11,086	$-
Interest rate swaps - liability position	$(40,867)	$-	$(40,867)	$-

Total	$(29,781)	$-	$(29,781)	$-

	December 31, 2015	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	$411	$-	$411	$-
Interest rate swaps - liability position	$(2,604)	$-	$(2,604)	$-

Total	$(2,193)	$-	$(2,193)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	$-	$10,500	$-
Total	$-	$10,500	$-

As a result of the impairment analysis performed for the year ended December 31, 2014, one of the Company's vessels, with a carrying amount of $48,648 was written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $38,148, which was included in the accompanying consolidated statement of operations for the year ended December 31, 2014 (Note 7).

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Investment in affiliate (Note 10)	$514,047	$-	$-
Vessels held for sale	-	208,099	-
Total	$514,047	$208,099	$-

On June 8, 2015, the Company recognized a loss due to the deconsolidation of Ocean Rig of $1,347,106, which was calculated as the fair value of the Company's equity method investment in Ocean Rig less the Company's 47.2% interest in Ocean Rig's net assets on June 8, 2015 (Note 10).
In accordance with the provisions of relevant guidance, ten tanker vessels held for sale with a carrying amount of $587,271, were written down to their fair value as determined based on the agreed sale prices, resulting in a charge of $56,631, which was included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 7).
The impairment review performed prior to the entering into the agreements for the sale of the Company's vessels and vessel owning companies, indicated also that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in a charge of $83,937, which was included in "Impairment loss and loss from sale of vessels and vessel owning companies"  in the accompanying consolidated statement of operations for the year ended December 31, 2015 (Note 7).
Following the sale agreements for the sale of 14 vessel owning companies and three vessels, (Note 7) the associated 17 vessels held for sale with carrying amount of $748,320, were written down to their fair values as determined based on the agreed sale prices resulting in a charge of $375,090, included in "Impairment loss and loss from sale of vessels and vessel owning companies"  in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Furthermore due to their classification as held for sale (Note 7), 22 vessels, were written down to their fair value as determined based on the valuations of the independent valuators, resulting in a charge of $422,404, which was included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Following the sale agreements for two Supramax vessels (Note 7), the vessels, which had an aggregate carrying value of $17,820, were written down to their fair values as determined based on the agreed sale prices resulting in a charge of $6,035, included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying consolidated statement of operations for the year ended December 31, 2015.
Finally during the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations, due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. (Notes 7)